Equity Method Investments - Share of Post-tax (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	$ (153)	$ (138)	$ (207)	$ (251)
Refinitiv [member]
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	(155)	(141)	(213)	(259)
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax losses in equity method investments	$ 2	$ 3	$ 6	$ 8